Deferred consideration and contingent payments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred consideration and contingent payments
Balance - Beginning of year	$ 12,232	$ 13,852
Interest capitalized	574	727
Settlement in shares	(3,433)	(3,409)
Foreign exchange	(581)	1,062
Balance - End of year	8,791	12,232
Current portion	3,427	3,597
Non-current portion	5,364	8,635
Deferred consideration and contingent payments	$ 8,791	$ 12,232